Summary of Significant Accounting Policies and Practices - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details)	Jun. 30, 2026
Leasehold Improvements [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the terms of leases or 5 years when the renewal of leases is unconditional
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Depreciate Property and Equipment Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years